Earnings per share (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	₨ 23,568	₨ 17,238	₨ 19,498
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	13,284	235,460	475,575
Par value per share	₨ 5	₨ 5	₨ 5